SUMMARY OF REPORTABLE SEGMENTS (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	$ 8,686,118	$ 6,794,816	$ 120,554
Other income	1,836,822	2,783,391	1,559,961
Finance income	220,161	36,256	62,394
Total segment revenue & other income	10,743,101	9,614,463	1,742,909
Depreciation and amortization	(676,583)	(578,668)	(386,277)
Finance costs	(29,515)	(15,215)	(16,338)
Raw materials and change in inventories	(4,335,265)	(3,013,534)	(170,457)
Commissions	(236,019)	(156,625)
Employee benefits expenses	(6,208,066)	(5,868,655)	(3,868,331)
Advertising and promotional expenses	(2,712,353)	(1,885,402)	(436,274)
Professional fees	(1,360,640)	(1,835,444)	(1,461,401)
Research and development expenses	(1,281,157)	(705,507)	(1,165,531)
Impairment expenses	(2,125,725)	(564,161)	(32,048)
Other expenses	(3,687,030)	(2,154,375)	(1,283,871)
Total segment expenses	(22,652,353)	(16,777,586)	(8,820,528)
Income tax credit	158,329	32,125
Loss for the period	(11,750,923)	(7,130,998)	(7,077,619)
Total Segment Assets	14,856,237	20,801,698	22,971,688
Total Segment Liabilities	(3,693,661)	(4,370,627)	(1,438,653)
Affinity DNA [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	944,058
Other income
Finance income
Total segment revenue & other income	944,058
Depreciation and amortization	(22,310)
Finance costs	(2,693)
Raw materials and change in inventories	(404,660)
Commissions	(42,727)
Employee benefits expenses	(209,219)
Advertising and promotional expenses	(35,926)
Professional fees	(62,522)
Research and development expenses
Impairment expenses
Other expenses	(253,619)
Total segment expenses	(1,033,676)
Income tax credit
Loss for the period	(89,618)
Total Segment Assets	625,421
Total Segment Liabilities	(208,468)
EasyDNA [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	7,698,605	5,989,782
Other income	17
Finance income
Total segment revenue & other income	7,698,622	5,989,782
Depreciation and amortization	(30,074)
Finance costs	(2,132)
Raw materials and change in inventories	(3,896,000)	(2,951,815)
Commissions	(193,292)	(156,625)
Employee benefits expenses	(1,593,699)	(1,235,657)
Advertising and promotional expenses	(1,681,875)	(1,079,291)
Professional fees	(18,414)	(21,685)
Research and development expenses
Impairment expenses	(2,125,725)
Other expenses	(1,028,670)	(721,226)
Total segment expenses	(10,569,881)	(6,166,299)
Income tax credit
Loss for the period	(2,871,259)	(176,517)
Total Segment Assets	3,320,967	2,668,618
Total Segment Liabilities	(1,308,206)	(1,969,878)
GeneType/Corporate [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	43,455	805,034	120,554
Other income	1,836,805	2,783,391	1,559,961
Finance income	220,161	36,256	62,394
Total segment revenue & other income	2,100,421	3,624,681	1,742,909
Depreciation and amortization	(624,199)	(578,668)	(386,277)
Finance costs	(24,690)	(15,215)	(16,338)
Raw materials and change in inventories	(34,605)	(61,719)	(170,457)
Commissions
Employee benefits expenses	(4,405,148)	(4,632,998)	(3,868,331)
Advertising and promotional expenses	(994,552)	(806,111)	(436,274)
Professional fees	(1,279,704)	(1,813,759)	(1,461,401)
Research and development expenses	(1,281,157)	(705,507)	(1,165,531)
Impairment expenses		(564,161)	(32,048)
Other expenses	(2,404,741)	(1,433,149)	(1,283,871)
Total segment expenses	(12,513,521)	(10,611,287)	(8,820,528)
Income tax credit	158,329	32,125
Loss for the period	(10,254,771)	(6,954,481)	(7,077,619)
Total Segment Assets	10,909,849	18,133,080	22,971,688
Total Segment Liabilities	$ (2,176,987)	$ (2,400,749)	$ (1,438,653)